Fair Value Measurements - Carrying Amount and Estimated Fair Values of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Cash and cash equivalents, carrying amount	$ 160,596	$ 86,709	$ 109,857	$ 33,412
Interest rate swaps, carrying amount	(9,803)	(11,440)
Long-term debt, carrying amount	1,699,950	1,712,099
Cash and cash equivalents, fair value	160,596	86,709
Interest rate swaps, fair value	(9,803)	(11,440)
Long-term debt, fair value	$ 1,716,815	$ 1,675,760